Related Parties - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Notes issued, related parties	$ 12,000		$ 12,000	$ 13,000
Property and equipment purchases	76,400	$ 35,900	96,700	46,400	$ 12,100
Operating lease right of use assets	31,254		28,171	22,045
Property, Plant and Equipment [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets			15,400	18,900
Lease Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease right of use assets			1,800	1,800
Accounts Payable
Related Party Transaction [Line Items]
Property and equipment purchases	$ 13,800		$ 10,400	$ 6,500